UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2014

Date of reporting period: March 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Discovery Equity Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 24.3%
Auto Components - 2.8%
Halla Visteon Climate Control Corp.	2,070	$94,822
Linamar Corp.	3,850	177,612
TS Tech Co., Ltd.	5,500	166,519

		438,953

Distributors - 1.2%
Inchcape PLC	17,830	192,186

Hotels, Restaurants & Leisure - 2.5%
Flight Centre Travel Group Ltd. (a)	3,010	146,850
Jollibee Foods Corp.	17,170	65,553
Merlin Entertainments PLC (b)(c)	28,668	180,183

		392,586

Household Durables - 3.4%
Berkeley Group Holdings PLC	3,310	144,820
Rinnai Corp.	2,800	246,294
Techtronic Industries Co.	48,500	136,042

		527,156

Internet & Catalog Retail - 0.9%
Qunar Cayman Islands Ltd. (ADR) (a)(c)	4,278	130,864

Leisure Equipment & Products - 0.7%
Merida Industry Co., Ltd.	15,000	99,747

Media - 2.6%
Havas SA	20,580	153,941
Mediaset Espana Comunicacion SA (a)(c)	9,490	110,605
Metropole Television SA	6,620	144,005

		408,551

Multiline Retail - 2.3%
Dollarama, Inc.	2,465	187,790
Hyundai Department Store Co., Ltd.	590	78,831
Poundland Group PLC (c)	13,859	87,799

		354,420

Specialty Retail - 5.8%
Howden Joinery Group PLC	30,180	187,422
JUMBO SA (c)	7,893	141,359
Komeri Co., Ltd.	3,700	100,935
Mr. Price Group Ltd.	8,450	126,296
Sports Direct International PLC (c)	17,490	248,511
United Arrows Ltd. (a)	2,400	88,948

		893,471

Textiles, Apparel & Luxury Goods - 2.1%
Brunello Cucinelli SpA	3,997	105,869

Company	Shares	U.S. $ Value
Eclat Textile Co., Ltd.	18,320	$212,405

		318,274

		3,756,208

Industrials - 18.9%
Building Products - 1.8%
Kingspan Group PLC	10,830	206,045
Tarkett SA (c)	1,881	66,728

		272,773

Commercial Services & Supplies - 1.1%
Loomis AB-Class B	6,850	176,584

Construction & Engineering - 2.0%
China State Construction International Holdings Ltd.	78,000	132,397
Grana y Montero SA	26,800	93,423
Sino-Thai Engineering & Construction PCL	179,630	89,151

		314,971

Industrial Conglomerates - 1.0%
DCC PLC	2,860	155,438

Machinery - 8.5%
Andritz AG (a)	2,250	139,120
IHI Corp.	32,000	134,641
KION Group AG (c)	2,640	123,774
Krones AG	1,650	157,707
KUKA AG	2,890	141,610
Melrose Industries PLC	27,483	136,200
Nabtesco Corp.	6,100	140,800
Nachi-Fujikoshi Corp.	38,000	250,192
Pfeiffer Vacuum Technology AG	730	89,088

		1,313,132

Professional Services - 0.4%
DKSH Holding AG	800	63,655

Road & Rail - 1.9%
Localiza Rent a Car SA	5,418	79,276
National Express Group PLC	45,436	212,421

		291,697

Trading Companies & Distributors - 1.5%
Barloworld Ltd.	11,360	118,970
Rexel SA	4,000	104,949

		223,919

Transportation Infrastructure - 0.7%
OHL Mexico SAB de CV (a)(c)	43,800	113,597

		2,925,766

Financials - 14.4%
Capital Markets - 4.4%
3i Group PLC	28,260	187,676
Ashmore Group PLC (a)	18,070	100,164

Company	Shares	U.S. $ Value
Banca Generali SpA	4,090	$135,052
GAM Holding AG (c)	8,210	148,210
Intermediate Capital Group PLC	15,110	104,339

		675,441

Commercial Banks - 0.9%
Bank of Georgia Holdings PLC	3,560	148,095

Consumer Finance - 1.9%
Aeon Thana Sinsap Thailand PCL	29,400	79,300
Credito Real SAB de CV	68,080	112,011
International Personal Finance PLC	12,910	110,351

		301,662

Diversified Financial Services - 1.8%
Chailease Holding Co., Ltd.	49,900	120,347
Challenger Ltd./Australia	26,470	157,487

		277,834

Insurance - 0.4%
Anadolu Hayat Emeklilik AS	30,258	66,105

Real Estate Investment Trusts (REITs) - 1.1%
Concentradora Fibra Hotelera Mexicana SA de CV	48,810	82,362
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	72,340	85,174

		167,536

Real Estate Management & Development - 2.6%
Countrywide PLC	15,807	172,478
NTT Urban Development Corp.	9,100	85,651
Quintain Estates & Development PLC (c)	80,380	138,026

		396,155

Thrifts & Mortgage Finance - 1.3%
Paragon Group of Cos. PLC	29,020	199,544

		2,232,372

Information Technology - 9.3%
Electronic Equipment, Instruments & Components - 1.8%
Anritsu Corp.	7,500	86,071
Largan Precision Co., Ltd.	4,000	190,132

		276,203

Internet Software & Services - 0.6%
SINA Corp./China (c)	1,630	98,468

IT Services - 4.1%
Alten SA	3,100	166,469
Computacenter PLC	12,076	132,573
Itochu Techno-Solutions Corp.	5,000	211,166
Wirecard AG	3,000	124,565

		634,773

Semiconductors & Semiconductor Equipment - 1.1%
Hermes Microvision, Inc.	4,000	160,592

Company	Shares	U.S. $ Value
Software - 1.7%
GameLoft SE (c)	15,270	$161,746
SDL PLC	18,560	105,513

		267,259

		1,437,295

Consumer Staples - 8.1%
Food & Staples Retailing - 5.1%
Clicks Group Ltd.	13,920	86,669
Eurocash SA	5,060	66,881
FamilyMart Co., Ltd.	3,600	158,314
GS Retail Co., Ltd.	3,860	98,047
MARR SpA	8,940	175,414
Tsuruha Holdings, Inc.	2,100	206,890

		792,215

Food Products - 2.2%
Calbee, Inc.	5,200	122,525
Mayora Indah Tbk PT	33,833	89,931
Wei Chuan Foods Corp.	77,000	116,269

		328,725

Household Products - 0.8%
Pigeon Corp.	2,800	126,161

		1,247,101

Materials - 6.1%
Chemicals - 5.2%
Chr Hansen Holding A/S	3,260	129,382
Fuchs Petrolub SE (Preference Shares)	1,740	174,815
Green Seal Holding Ltd. (c)	17,000	142,353
Kansai Paint Co., Ltd.	14,000	199,313
Lanxess AG	1,970	148,699

		794,562

Construction Materials - 0.9%
Cementos Pacasmayo SAA	30,880	53,823
Cemex Latam Holdings SA (c)	10,610	88,347

		142,170

		936,732

Health Care - 5.8%
Biotechnology - 0.4%
Taiwan Liposome Co., Ltd. (c)	7,000	59,460

Health Care Equipment & Supplies - 2.4%
Ansell Ltd.	5,120	87,479
Draegerwerk AG & Co. KGaA (Preference Shares)	1,270	156,229
Ginko International Co., Ltd.	8,000	138,225

		381,933

Life Sciences Tools & Services - 1.9%
Eurofins Scientific SE	640	191,311

Company	Shares	U.S. $ Value
Horizon Discovery Group PLC (c)	29,248	$98,253

		289,564

Pharmaceuticals - 1.1%
Kalbe Farma Tbk PT	1,279,000	165,906

		896,863

Energy - 4.5%
Oil, Gas & Consumable Fuels - 4.5%
Africa Oil Corp. (a)(c)	10,330	69,343
Gaztransport Et Technigaz SA (c)	2,273	147,145
Genel Energy PLC (c)	5,630	92,251
Gran Tierra Energy, Inc. (c)	11,980	89,945
KrisEnergy Ltd. (c)	138,950	82,338
Ophir Energy PLC (c)	21,604	86,572
OW Bunker A/S (c)	3,927	123,186

		690,780

Utilities - 2.0%
Gas Utilities - 1.6%
Enagas SA	4,460	135,674
ENN Energy Holdings Ltd.	16,000	111,829

		247,503

Independent Power Producers & Energy Traders - 0.4%
Huadian Fuxin Energy Corp. Ltd.-Class H	116,000	63,263

		310,766

Total Common Stocks (cost $11,713,295)		14,433,883

WARRANTS - 3.9%
Financials - 1.2%
Commercial Banks - 0.7%
Commercial Bank of Qatar QSC (The), Deutsche Bank AG London, expiring 5/26/17 (c)	5,748	101,036

Banks - 0.5%
FBN Holdings PLC, Merrill Lynch Intl & Co., expiring 1/20/16 (c)	1,100,410	84,632

		185,668

Utilities - 0.8%
Multi-Utilities - 0.8%
Qatar Electricity & Water Co., Credit Suisse International, expiring 8/24/15 (b)(c)	2,508	118,477

Health Care - 0.7%
Pharmaceuticals - 0.7%
Lupin Ltd., Merrill Lynch Intl & Co., expiring 10/20/14 (b)(c)	7,320	114,170

Company	Shares	U.S. $ Value
Industrials - 0.7%
Transportation Infrastructure - 0.7%
Adani Ports and Special Economic Zone Ltd., Merrill Lynch Intl & Co., expiring 11/07/18 (c)	34,140	$106,138

Consumer Discretionary - 0.5%
Auto Components - 0.5%
Motherson, JPMorgan Chase Bank, NA, expiring 10/26/18 (c)	18,900	80,933

Total Warrants (cost $496,541)		605,386

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (d) (cost $693,281)	693,281	693,281

Total Investments Before Security Lending Collateral for Securities Loaned - 101.8% (cost $12,903,117)		15,732,550

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%
Investment Companies - 5.0%
AllianceBernstein Exchange Reserves-Class I, 0.07% (d) (cost $779,131)	779,131	779,131

Total Investments - 106.8% (cost $13,682,248) (e)		16,511,681
Other assets less liabilities - (6.8)%		(1,049,341)

Net Assets - 100.0%		$15,462,340

(a)	Represents entire or partial securities out on loan.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the aggregate market value of these securities amounted to $412,830 or 2.7% of net assets.
(c)	Non-income producing security.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,214,240 and gross unrealized depreciation of investments was $(384,807), resulting in net unrealized appreciation of $2,829,433.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

COUNTRY BREAKDOWN*

March 31, 2014 (unaudited)

18.5%	United Kingdom
14.8%	Japan
7.9%	Taiwan
7.2%	France
7.1%	Germany
3.4%	China
3.3%	Canada
2.7%	Italy
2.5%	Australia
2.3%	Ireland
2.1%	South Africa
2.0%	Mexico
1.9%	India
19.9%	Other
4.4%	Short-Term

100.0%

*	All data are as of March 31, 2014. The Fund’s country breakdowns are expressed as a percentage of total investments (excluding Securities Lending) and may vary over time. “Other” country weightings represent 1.7% or less in the following countries: Austria, Brazil, Colombia, Denmark, Georgia, Greece, Hong Kong, Indonesia, Nigeria, Peru, Philippines, Poland, Qatar, Singapore, South Korea, Spain, Sweden, Switzerland, Thailand and Turkey.

AllianceBernstein International Discovery Equity Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options and warrants are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option or a warrant depends upon the contractual terms of, and specific risks inherent in, the option or warrant as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options and warrants are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Consumer Discretionary	$1,049,612		$2,706,596		$	– 0	–	$3,756,208
Industrials	752,728		2,173,038			– 0	–	2,925,766
Financials	504,877		1,727,495			– 0	–	2,232,372
Information Technology	336,554		1,100,741			– 0	–	1,437,295
Consumer Staples	86,669		1,160,432			– 0	–	1,247,101
Materials	284,523		652,209			– 0	–	936,732
Health Care	98,253		798,610			– 0	–	896,863
Energy	360,276		330,504			– 0	–	690,780
Utilities	– 0	–	310,766			– 0	–	310,766
Warrants	– 0	–	605,386			– 0	–	605,386
Short-Term Investments	693,281		– 0	–		– 0	–	693,281
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	779,131		– 0	–		– 0	–	779,131

Total Investments in Securities	4,945,904		11,565,777	+		– 0	–	16,511,681
Other Financial Instruments* :

Total++^	$4,945,904		$11,565,777		$	– 0	–	$16,511,681

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

++	An amount of $254,337 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
^	An amount of $368,231 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Warrants			Total
Balance as of 6/30/13		$605,592			$605,592
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		27,630			27,630
Change in unrealized appreciation/depreciation		(58,251)			(58,251)
Purchases		11,306			11,306
Sales		(263,193)			(263,193)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(323,084)			(323,084)

Balance as of 3/31/14	$	– 0	–	$	– 0	–+

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/14	$	– 0	–	$	– 0	–

+	Transferred out of Level 3 into Level 2 due to increase in observable inputs during the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Equity Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.7%
Consumer Discretionary - 23.8%
Automobiles - 0.5%
General Motors Co.	63,567	$2,187,976

Hotels, Restaurants & Leisure - 3.7%
Royal Caribbean Cruises Ltd.	120,692	6,584,956
Wyndham Worldwide Corp.	129,014	9,447,695

		16,032,651

Household Durables - 0.8%
Mohawk Industries, Inc. (a)	26,434	3,594,495

Internet & Catalog Retail - 2.0%
Amazon.com, Inc. (a)	7,658	2,577,070
Coupons.com, Inc. (a)	3,272	80,655
Expedia, Inc.	40,963	2,969,817
priceline.com, Inc. (a)	2,566	3,058,390

		8,685,932

Media - 9.8%
CBS Corp.-Class B	104,447	6,454,824
Comcast Corp.-Class A	303,537	15,182,921
Time Warner, Inc.	186,813	12,204,493
Viacom, Inc.-Class B	42,539	3,615,390
Walt Disney Co. (The)	64,752	5,184,693

		42,642,321

Multiline Retail - 2.6%
Dollar General Corp. (a)	104,229	5,782,625
Macy’s, Inc.	98,039	5,812,732

		11,595,357

Specialty Retail - 3.6%
Home Depot, Inc. (The)	196,928	15,582,913

Textiles, Apparel & Luxury Goods - 0.8%
PVH Corp.	26,727	3,334,728

		103,656,373

Financials - 21.4%
Capital Markets - 3.1%
Goldman Sachs Group, Inc. (The)	32,709	5,359,370
State Street Corp.	116,329	8,090,682

		13,450,052

Commercial Banks - 10.4%
Bank of America Corp.	172,442	2,966,002
Citigroup, Inc.	56,393	2,684,307
JPMorgan Chase & Co.	117,619	7,140,650
US Bancorp/MN	247,001	10,586,463
Wells Fargo & Co.	441,849	21,977,569

		45,354,991

Consumer Finance - 1.8%
American Express Co.	86,911	7,824,597

Company	Shares	U.S. $ Value
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc.-Class B (a)	59,315	7,412,596

Real Estate - 1.3%
Realogy Holdings Corp. (a)	136,007	5,909,504

Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	163,096	13,352,669

		93,304,409

Industrials - 12.4%
Aerospace & Defense - 3.3%
L-3 Communications Holdings, Inc.	41,320	4,881,958
United Technologies Corp.	80,890	9,451,188

		14,333,146

Air Freight & Logistics - 1.0%
FedEx Corp.	31,878	4,225,748

Airlines - 1.4%
Delta Air Lines, Inc.	177,449	6,148,608

Electrical Equipment - 1.5%
Eaton Corp. PLC	84,478	6,345,987

Machinery - 1.4%
Caterpillar, Inc.	60,633	6,025,101

Road & Rail - 3.8%
Canadian Pacific Railway Ltd.	37,089	5,579,298
Union Pacific Corp.	59,189	11,107,408

		16,686,706

		53,765,296

Information Technology - 9.7%
Computers & Peripherals - 4.4%
Apple, Inc.	15,372	8,250,767
EMC Corp./MA	222,962	6,111,389
Hewlett-Packard Co.	146,045	4,726,016

		19,088,172

Internet Software & Services - 3.8%
eBay, Inc. (a)	128,749	7,112,095
Google, Inc.-Class A (a)	6,463	7,203,078
Yahoo!, Inc. (a)	60,871	2,185,269

		16,500,442

Software - 1.5%
Microsoft Corp.	162,783	6,672,475

		42,261,089

Health Care - 8.5%
Biotechnology - 1.4%
Celgene Corp. (a)	18,731	2,614,848
Gilead Sciences, Inc. (a)	51,177	3,626,402

		6,241,250

Company	Shares	U.S. $ Value
Health Care Providers & Services - 1.4%
HCA Holdings, Inc. (a)	116,047	6,092,468

Health Care Technology - 0.0%
Castlight Health, Inc.-Class B (a)	1,151	24,424

Pharmaceuticals - 5.7%
Actavis PLC (a)	37,630	7,746,136
Johnson & Johnson	85,400	8,388,842
Pfizer, Inc.	270,587	8,691,254

		24,826,232

		37,184,374

Consumer Staples - 5.8%
Food & Staples Retailing - 4.5%
CVS Caremark Corp.	118,016	8,834,678
Wal-Mart Stores, Inc.	94,157	7,196,419
Walgreen Co.	51,994	3,433,164

		19,464,261

Household Products - 1.3%
Procter & Gamble Co. (The)	69,073	5,567,284

		25,031,545

Energy - 5.5%
Energy Equipment & Services - 1.7%
Schlumberger Ltd.	76,753	7,483,417

Oil, Gas & Consumable Fuels - 3.8%
Antero Resources Corp. (a)	38,177	2,389,880
EOG Resources, Inc.	34,391	6,746,483
Exxon Mobil Corp.	74,062	7,234,376

		16,370,739

		23,854,156

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 5.0%
Verizon Communications, Inc.	454,186	21,605,628

Materials - 1.6%
Chemicals - 1.6%
Dow Chemical Co. (The)	143,043	6,950,459

Total Common Stocks (cost $369,765,234)		407,613,329

INVESTMENT COMPANIES - 3.1%
Funds and Investment Trusts - 3.1%
Health Care Select Sector SPDR Fund	94,124	5,505,313
Market Vectors Oil Service ETF	155,183	7,810,360

Total Investment Companies (cost $11,247,268)		13,315,673

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 3.3%
Investment Companies - 3.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (b) (cost $14,618,827)	14,618,827	14,618,827

Total Investments - 100.1% (cost $395,631,329) (c)		435,547,829
Other assets less liabilities - (0.1)%		(361,051)

Net Assets - 100.0%		$435,186,778

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $41,070,136 and gross unrealized depreciation of investments was $(1,153,636), resulting in net unrealized appreciation of $39,916,500.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Select US Equity Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$407,613,329		$	– 0	–	$	– 0	–	$407,613,329
Investment Companies	13,315,673			– 0	–		– 0	–	13,315,673
Short-Term Investments:
Investment Companies	14,618,827			– 0	–		– 0	–	14,618,827

Total Investments in Securities	435,547,829			– 0	–		– 0	–	435,547,829

Other Financial Instruments**:	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$435,547,829		$	– 0	–	$	– 0	–	$435,547,829

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing

Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Select US Long/Short Portfolio

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 55.9%
Consumer Discretionary - 14.3%
Automobiles - 0.3%
General Motors Co.	97,658	$3,361,388

Hotels, Restaurants & Leisure - 2.7%
McDonald’s Corp.	55,690	5,459,291
Royal Caribbean Cruises Ltd.	181,285	9,890,910
Wendy’s Co. (The)	325,658	2,970,001
Wyndham Worldwide Corp.	193,788	14,191,095

		32,511,297

Household Durables - 0.5%
Mohawk Industries, Inc. (a)	39,706	5,399,222

Internet & Catalog Retail - 1.7%
Amazon.com, Inc. (a)	11,250	3,785,850
Coupons.com, Inc. (a)	8,492	209,328
Expedia, Inc.	61,527	4,460,707
Groupon, Inc. (a)	241,806	1,895,759
HomeAway, Inc. (a)	57,142	2,152,539
Liberty Ventures-Series A (a)	19,327	2,518,888
NetFlix, Inc. (a)	3,463	1,219,080
priceline.com, Inc. (a)	3,837	4,573,282

		20,815,433

Media - 5.2%
CBS Corp.-Class B	160,508	9,919,394
Comcast Corp.-Class A	446,766	22,347,235
Time Warner, Inc.	277,585	18,134,628
Viacom, Inc.-Class B	64,236	5,459,418
Walt Disney Co. (The)	98,756	7,907,393

		63,768,068

Multiline Retail - 1.4%
Dollar General Corp. (a)	156,512	8,683,286
Macy’s, Inc.	147,259	8,730,986

		17,414,272

Specialty Retail - 1.9%
Home Depot, Inc. (The)	295,802	23,406,812

Textiles, Apparel & Luxury Goods - 0.6%
Moncler SpA (a)	124,747	2,132,753
PVH Corp.	40,180	5,013,259

		7,146,012

		173,822,504

Financials - 12.3%
Capital Markets - 1.7%
Goldman Sachs Group, Inc. (The)	49,155	8,054,047
State Street Corp.	173,646	12,077,079

		20,131,126

Company	Shares	U.S. $ Value
Commercial Banks - 5.7%
Bank of America Corp.	259,373	$4,461,216
Citigroup, Inc.	84,168	4,006,397
Investors Bancorp, Inc.	55,662	1,538,498
JPMorgan Chase & Co.	175,236	10,638,577
US Bancorp	371,852	15,937,577
Wells Fargo & Co.	662,171	32,936,385

		69,518,650

Consumer Finance - 1.0%
American Express Co.	130,827	11,778,355

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc.-Class B (a)	89,092	11,133,827
Moody’s Corp.	37,722	2,992,109

		14,125,936

Real Estate - 0.6%
Realogy Holdings Corp. (a)	176,873	7,685,132

Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	244,776	20,039,811
Crown Castle International Corp.	49,890	3,680,884

		23,720,695

Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	157,658	2,369,600

		149,329,494

Industrials - 7.3%
Aerospace & Defense - 1.9%
L-3 Communications Holdings, Inc.	59,801	7,065,488
Precision Castparts Corp.	9,841	2,487,411
United Technologies Corp.	121,489	14,194,775

		23,747,674

Air Freight & Logistics - 0.5%
FedEx Corp.	48,108	6,377,197

Airlines - 0.8%
Delta Air Lines, Inc.	266,477	9,233,428

Electrical Equipment - 1.0%
Eaton Corp. PLC	126,889	9,531,902
Sensata Technologies Holding NV (a)	75,761	3,230,449

		12,762,351

Industrial Conglomerates - 0.2%
Danaher Corp.	24,717	1,853,775

Machinery - 0.7%
Caterpillar, Inc.	91,047	9,047,340

Road & Rail - 2.2%
Avis Budget Group, Inc. (a)	23,180	1,128,866
Canadian Pacific Railway Ltd.	55,708	8,380,154

Company	Shares	U.S. $ Value
Union Pacific Corp.	88,906	$16,684,100

		26,193,120

		89,214,885

Information Technology - 6.9%
Communications Equipment - 0.4%
QUALCOMM, Inc.	64,012	5,047,986

Computers & Peripherals - 2.4%
Apple, Inc.	23,088	12,392,253
EMC Corp./MA	335,296	9,190,463
Hewlett-Packard Co.	218,877	7,082,860

		28,665,576

Internet Software & Services - 2.0%
eBay, Inc. (a)	193,388	10,682,753
Google, Inc.-Class A (a)	9,710	10,821,892
Yahoo!, Inc. (a)	91,476	3,283,989

		24,788,634

IT Services - 0.7%
FleetCor Technologies, Inc. (a)	21,757	2,504,231
International Business Machines Corp.	34,641	6,668,046

		9,172,277

Software - 1.4%
Microsoft Corp.	244,516	10,022,711
Oracle Corp.	135,412	5,539,705
TiVo, Inc. (a)	85,396	1,129,789

		16,692,205

		84,366,678

Health Care - 4.6%
Biotechnology - 0.8%
Celgene Corp. (a)	28,134	3,927,506
Gilead Sciences, Inc. (a)	76,860	5,446,300

		9,373,806

Health Care Providers & Services - 0.7%
HCA Holdings, Inc. (a)	174,313	9,151,432

Health Care Technology - 0.0%
Castlight Health, Inc.-Class B (a)	3,086	65,485

Pharmaceuticals - 3.1%
Actavis PLC (a)	56,687	11,669,019
Johnson & Johnson	128,276	12,600,552
Pfizer, Inc.	406,437	13,054,756

		37,324,327

		55,915,050

Company	Shares	U.S. $ Value
Consumer Staples - 3.5%
Beverages - 0.1%
PepsiCo, Inc.	21,654	$1,808,109

Food & Staples Retailing - 2.7%
CVS Caremark Corp.	177,273	13,270,657
Kroger Co. (The)	74,988	3,273,226
Wal-Mart Stores, Inc.	142,176	10,866,511
Walgreen Co.	77,958	5,147,567

		32,557,961

Household Products - 0.7%
Procter & Gamble Co. (The)	103,755	8,362,653

		42,728,723

Energy - 3.2%
Energy Equipment & Services - 1.1%
Halliburton Co.	28,934	1,703,923
Schlumberger Ltd.	115,577	11,268,758

		12,972,681

Oil, Gas & Consumable Fuels - 2.1%
Anadarko Petroleum Corp.	16,468	1,395,828
Antero Resources Corp. (a)	57,337	3,589,296
EOG Resources, Inc.	51,649	10,131,984
Exxon Mobil Corp.	110,989	10,841,406

		25,958,514

		38,931,195

Telecommunication Services - 2.8%
Diversified Telecommunication Services - 2.7%
Verizon Communications, Inc.	682,214	32,452,920

Wireless Telecommunication Services - 0.1%
Vodafone Group PLC (Sponsored ADR)	36,429	1,340,952

		33,793,872

Materials - 0.8%
Chemicals - 0.8%
Dow Chemical Co. (The)	214,865	10,440,290

Utilities - 0.2%
Multi-Utilities - 0.2%
DTE Energy Co.	31,457	2,336,941

Total Common Stocks (cost $679,886,454)		680,879,632

INVESTMENT COMPANIES - 1.6%
Funds and Investment Trusts - 1.6%
Health Care Select Sector SPDR Fund	141,384	8,269,550
Market Vectors Oil Service ETF	232,906	11,722,159

Total Investment Companies (cost $19,714,422)		19,991,709

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 48.8%
Investment Companies - 48.8%
AllianceBernstein Fixed-Income Shares, Inc.-Government STIF Portfolio, 0.08% (b)(c) (cost $594,473,575)	594,473,575	$594,473,575

Total Investments Before Securities Sold Short – 106.3% (cost $1,294,074,451)		1,295,344,916

SECURITIES SOLD SHORT - (12.4)%
INVESTMENT COMPANIES - (9.1)%
Funds and Investment Trusts - (9.1)%
CurrencyShares Euro ETF (a)	(90,808)	(12,352,612)
CurrencyShares Japanese Yen ETF (a)	(56,213)	(5,313,815)
Financial Select Sector SPDR Fund	(873,943)	(19,523,887)
iShares Russell 2000 Index Fund	(382,560)	(44,507,030)
iShares US Real Estate ETF	(170,682)	(11,550,051)
SPDR S&P 500 ETF Trust	(97,326)	(18,203,855)

Total Investment Companies (proceeds $111,358,017)		(111,451,250)

COMMON STOCKS - (3.3)%
Consumer Discretionary - (1.2)%
Hotels, Restaurants & Leisure - (0.8)%
Caesars Entertainment Corp. (a)	(209,820)	(3,988,678)
Norwegian Cruise Line Holdings Ltd. (a)	(184,964)	(5,968,789)

		(9,957,467)

Specialty Retail - (0.4)%
PetSmart, Inc.	(68,146)	(4,694,578)

		(14,652,045)

Energy - (1.0)%
Oil, Gas & Consumable Fuels - (1.0)%
Golar LNG Ltd.	(60,237)	(2,511,280)
Kinder Morgan, Inc./DE	(293,416)	(9,533,086)

		(12,044,366)

Industrials - (0.6)%
Aerospace & Defense - (0.6)%
Boeing Co. (The)	(61,215)	(7,681,870)

Materials - (0.5)%
Chemicals - (0.5)%
Potash Corp. of Saskatchewan, Inc.	(165,770)	(6,004,190)

Total Common Stocks (proceeds $40,309,964)		(40,382,471)

Total Securities Sold Short (proceeds $151,667,981)		(151,833,721)

U.S. $ Value
Total Investments, Net of Securities Sold Short - 93.9% (cost $1,142,406,470)	$1,143,511,195
Other assets less liabilities - 6.1%. (d)	74,734,200

Net Assets - 100.0%	$1,218,245,395

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AllianceBernstein at (800) 227-4618.
(d)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $10,989,729 and gross unrealized depreciation of investments was $(9,885,004), resulting in net unrealized appreciation of $1,104,725.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund
SPDR	-	Standard & Poor’s Depository Receipt

AllianceBernstein Select US Long/Short Portfolio

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1	Level 2			Level 3			Total
Assets:
Common Stocks*	$680,879,632	$	– 0	–	$	– 0	–	$680,879,632
Investment Companies	19,991,709		– 0	–		– 0	–	19,991,709
Short-Term Investments	594,473,575		– 0	–		– 0	–	594,473,575
Liabilities:
Common Stocks*	(40,382,471)		– 0	–		– 0	–	(40,382,471)
Investment Companies	(111,451,250)		– 0	–		– 0	–	(111,451,250)

Total Investments in Securities	1,143,511,195		– 0	–		– 0	–	1,143,511,195
Other Financial Instruments** :

Total^	$1,143,511,195	$	– 0	–	$	– 0	–	$1,143,511,195

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AllianceBernstein Cap Fund, Inc. - Concentrated Growth Fund

Portfolio of Investments

March 31, 2014 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.9%
Information Technology - 24.3%
Computers & Peripherals - 4.4%
Apple, Inc.	2,100	$1,127,154

Electronic Equipment, Instruments & Components - 5.9%
Amphenol Corp.-Class A	16,350	1,498,477

IT Services - 9.9%
Accenture PLC-Class A	13,965	1,113,290
MasterCard, Inc.-Class A	19,100	1,426,770

		2,540,060

Software - 4.1%
ANSYS, Inc. (a)	13,550	1,043,621

		6,209,312

Consumer Discretionary - 19.0%
Hotels, Restaurants & Leisure - 4.7%
Yum! Brands, Inc.	16,020	1,207,748

Textiles, Apparel & Luxury Goods - 14.3%
Ralph Lauren Corp.	11,050	1,778,276
VF Corp.	30,175	1,867,229

		3,645,505

		4,853,253

Industrials - 18.9%
Aerospace & Defense - 5.9%
Precision Castparts Corp.	5,950	1,503,922

Electrical Equipment - 8.3%
AMETEK, Inc.	9,530	490,700
Sensata Technologies Holding NV (a)	38,250	1,630,980

		2,121,680

Professional Services - 4.7%
Verisk Analytics, Inc.-Class A (a)	19,900	1,193,204

		4,818,806

Health Care - 17.9%
Biotechnology - 4.5%
Celgene Corp. (a)	8,260	1,153,096

Health Care Equipment & Supplies - 4.7%
Covidien PLC	16,400	1,208,024

Pharmaceuticals - 8.7%
Allergan, Inc./United States	8,775	1,088,978
Zoetis, Inc.	38,700	1,119,978

		2,208,956

		4,570,076

Materials - 9.3%
Chemicals - 9.3%
Ecolab, Inc.	12,775	1,379,572
Praxair, Inc.	7,550	988,824

		2,368,396

Company	Shares	U.S. $ Value
Financials - 4.6%
Capital Markets - 4.6%
Charles Schwab Corp. (The)	42,800	$1,169,724

Consumer Staples - 2.9%
Household Products - 2.9%
Procter & Gamble Co. (The)	9,350	753,610

Total Common Stocks (cost $17,010,273)		24,743,177

SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.08% (b) (cost $189,420)	189,420	189,420

Total Investments - 97.7% (cost $17,199,693) (c)		24,932,597
Other assets less liabilities - 2.3%		597,055

Net Assets - 100.0%		$25,529,652

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of March 31, 2014, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $7,827,377 and gross unrealized depreciation of investments was $(94,473), resulting in net unrealized appreciation of $7,732,904.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Cap Fund, Inc. - Concentrated Growth Fund

March 31, 2014 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2014:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$24,743,177		$	– 0	–	$	– 0	–	$24,743,177
Short-Term Investments	189,420			– 0	–		– 0	–	189,420

Total Investments in Securities	24,932,597			– 0	–		– 0	–	24,932,597
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$24,932,597		$	– 0	–	$	– 0	–	$24,932,597

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy and assumes the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2014

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2014